Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases	Leases
As of December 31, 2024, maturities of lease liabilities under existing operating leases are:

	Restaurant	Other	Total
2025	$143,038	$6,543	$149,581
2026	137,148	5,924	143,072
2027	132,523	4,851	137,374
2028	128,448	2,221	130,669
2029	123,296	1,289	124,585
Thereafter	1,183,069	6,619	1,189,688
Total lease payments	$1,847,522	$27,447	$1,874,969
Lease discount			(933,531)
Operating lease liability			$941,438

The following table is a summary of the Company’s components of lease cost for fiscal years 2024, 2023 and 2022:

Lease Expense	Statements of Income Location	2024	2023	2022
Operating lease expense - Minimum rentals:
Company-operated restaurants	Occupancy and other operating expenses	$(139,265)	$(131,613)	$(117,723)
Franchised restaurants	Franchised restaurants - occupancy expenses	(47,096)	(47,975)	(44,656)
General and administrative	General and administrative expenses	(8,824)	(8,472)	(6,746)
Subtotal		(195,185)	(188,060)	(169,125)
Variable lease expense - Contingent rentals based on sales:
Company-operated restaurants	Occupancy and other operating expenses	(44,676)	(46,861)	(36,322)
Franchised restaurants	Franchised restaurants - occupancy expenses	(17,117)	(15,603)	(10,810)
Subtotal		(61,793)	(62,464)	(47,132)
Total lease expense		$(256,978)	$(250,524)	$(216,257)

Other information	2024
Weighted-average remaining lease term (years)
Operating leases	9
Weighted-average discount rate
Operating leases	6.5%
Supplemental cash flow information related to leases was as follows:

	2024	2023	2022
Cash paid for the amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$152,267	$146,816	$132,452
Financing cash flows from finance leases	1,269	1,031	816

Lease right-of-use asset obtained in exchange for lease obligations:
Operating leases	$197,477	$135,893	$91,350
Finance leases	3,075	4,022	—

The Company maintains a few finance leases agreements, previously classified as capital leases. As of December 31, 2024 and 2023 the obligation amounts to $9,087 and $8,498 respectively, included within “Long-term debt” in the Consolidated Balance Sheet.

In addition, in March 2010, the Company entered into an aircraft operating lease agreement for a term of 8 years, which provides for quarterly payments of $690. The agreement includes a purchase option at the end of the lease term at fair market value and also an early purchase option at a fixed amount of $26,685 at maturity of the 24th quarterly payment. On December 22, 2017, the Company signed an amendment, extending the term of the aircraft operating lease for an additional 10 years, with quarterly payments (retroactively effective as of December 5, 2017) of $442. The Company was required to make a cash collateral deposit of $2,500 under this agreement.

Leases	Leases
As of December 31, 2024, maturities of lease liabilities under existing operating leases are:

	Restaurant	Other	Total
2025	$143,038	$6,543	$149,581
2026	137,148	5,924	143,072
2027	132,523	4,851	137,374
2028	128,448	2,221	130,669
2029	123,296	1,289	124,585
Thereafter	1,183,069	6,619	1,189,688
Total lease payments	$1,847,522	$27,447	$1,874,969
Lease discount			(933,531)
Operating lease liability			$941,438

The following table is a summary of the Company’s components of lease cost for fiscal years 2024, 2023 and 2022:

Lease Expense	Statements of Income Location	2024	2023	2022
Operating lease expense - Minimum rentals:
Company-operated restaurants	Occupancy and other operating expenses	$(139,265)	$(131,613)	$(117,723)
Franchised restaurants	Franchised restaurants - occupancy expenses	(47,096)	(47,975)	(44,656)
General and administrative	General and administrative expenses	(8,824)	(8,472)	(6,746)
Subtotal		(195,185)	(188,060)	(169,125)
Variable lease expense - Contingent rentals based on sales:
Company-operated restaurants	Occupancy and other operating expenses	(44,676)	(46,861)	(36,322)
Franchised restaurants	Franchised restaurants - occupancy expenses	(17,117)	(15,603)	(10,810)
Subtotal		(61,793)	(62,464)	(47,132)
Total lease expense		$(256,978)	$(250,524)	$(216,257)

Other information	2024
Weighted-average remaining lease term (years)
Operating leases	9
Weighted-average discount rate
Operating leases	6.5%
Supplemental cash flow information related to leases was as follows:

	2024	2023	2022
Cash paid for the amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$152,267	$146,816	$132,452
Financing cash flows from finance leases	1,269	1,031	816

Lease right-of-use asset obtained in exchange for lease obligations:
Operating leases	$197,477	$135,893	$91,350
Finance leases	3,075	4,022	—

The Company maintains a few finance leases agreements, previously classified as capital leases. As of December 31, 2024 and 2023 the obligation amounts to $9,087 and $8,498 respectively, included within “Long-term debt” in the Consolidated Balance Sheet.

In addition, in March 2010, the Company entered into an aircraft operating lease agreement for a term of 8 years, which provides for quarterly payments of $690. The agreement includes a purchase option at the end of the lease term at fair market value and also an early purchase option at a fixed amount of $26,685 at maturity of the 24th quarterly payment. On December 22, 2017, the Company signed an amendment, extending the term of the aircraft operating lease for an additional 10 years, with quarterly payments (retroactively effective as of December 5, 2017) of $442. The Company was required to make a cash collateral deposit of $2,500 under this agreement.